Consolidated Balance Sheets - USD ($)	May 31, 2022	Nov. 30, 2021
Current
Cash	$ 372,795	$ 771,945
Investment tax credits	268,179	268,179
Prepaid expenses, sundry and other assets	267,313	62,192
Current Assets	908,287	1,102,316
Property and equipment, net (Note 4)	891,153	994,109
Right-of-use asset (Note 6)	82,143	0
Total Assets	1,881,583	2,096,425
Liabilities Current
Accounts payable	4,285,339	3,779,550
Accrued liabilities	2,712,045	2,272,610
Employee costs payable	2,671,154	2,263,944
Operating lease liability (Note 6)	83,185	0
Income tax payable	18,178	18,178
Promissory notes payable (Note 5)	167,693	165,878
Convertible debentures (Note 5)	1,800,000	1,751,483
Total Liabilities	11,737,594	10,251,643
Shareholders' deficiency
Issued and outstanding 33,092,665 common shares	49,175,630	49,175,630
Additional paid-in capital	44,647,269	44,626,436
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(103,963,331)	(102,241,705)
Shareholders' deficiency (Equity)	(9,856,011)	(8,155,218)
Contingencies (Note 12)
Liabilities and Shareholders' deficiency (Equity)	$ 1,881,583	$ 2,096,425